TAXATION (Schedule of Roll-forward of Valuation Allowance) (Details) (Valuation Allowance of Deferred Tax Assets [Member], CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance of Deferred Tax Assets [Member]
Movement of valuation allowance
Balance at beginning of the year	444,946	341,632	42,976
Allowance made during the year	128,002	103,314	298,656
Reversals	(33,244)
Balance at end of the year	539,704	444,946	341,632